Exhibit 99.1
Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	25	Payment Date	July 15, 2013
Collection Period	June, 2013

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-03 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance		$1,262,497,868.06	$391,350,232.27	$366,754,239.96	0.2904989
Total Note Balance		$1,051,029,000.00	$179,881,364.21	$155,285,371.90	0.1477460

Total Overcollateralization		$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance		$1,088,903,936.04	$217,756,300.25	$193,160,307.94	0.1773897
2011-A Exchange Note Overcollateralization		$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization			Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance			217.56%	236.18%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance			179.72%	189.87%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	0.74000%	$390,000,000.00	$256,928,541.25	$0.00	0.0000000
Class A-3 Notes	1.03000%	$305,000,000.00	$305,000,000.00	$305,000,000.00	0.1483815
Class A-4 Notes	1.34000%	$65,841,000.00	$65,841,000.00	$65,841,000.00	1.0000000
Class B Notes	1.92000%	$44,188,000.00	$44,188,000.00	$44,188,000.00	1.0000000
Total		$1,051,029,000.00	$179,881,364.21	$155,285,371.90	0.1477460

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,595,992.31	$80.64	$59,956.61	$0.20	$24,655,948.92	$80.84
Class A-4 Notes	$0.00	$0.00	$73,522.45	$1.12	$73,522.45	$1.12
Class B Notes	$0.00	$0.00	$70,700.80	$1.60	$70,700.80	$1.60
Total	$24,595,992.31	$23.40	$204,179.86	$0.19	$24,800,172.17	$23.60

II. POOL INFORMATION

2011-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$442,094,462.88	$391,350,232.27	$328,427,778.47
Change	$(27,691,102.00)	$(24,595,992.31)	$(15,597,410.54)
End of Period	$414,403,360.88	$366,754,239.96	$312,830,367.93
Residual Portion of Securitization Value as % of Securitization Value at end of period			85.30%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	33,357	21,070	1,106	19,964

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				7.8	7.0

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	25	Payment Date	July 15, 2013
Collection Period	June, 2013

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		208	$3,765,118.16	1.03%
61 - 90 Days Delinquent		15	$288,834.49	0.08%
91- 120 Days Delinquent		4	$65,944.48	0.02%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		227	$4,119,897.13	1.12%

		Current Period	Cumulative
Prepayment Speed		0.99%	0.67%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments				$7,872,516.46
plus: Payoffs				$8,138,002.00
plus: Other (including extension fees, excess charges, etc.)				$193,963.08
minus: Payaheads				$(231,842.38)
plus: Payahead Draws				$564,598.96
plus: Advances				$676,024.01
minus: Advance Reimbursement Amounts				$(373,980.52)
plus: Administrative Removal Amounts				$552,289.30
plus: Net Auction Proceeds				$11,030,318.80
plus: Recoveries				$241,890.67
Total Collections				$28,663,780.38

Reserve Account Balance Beginning of Period				$31,562,446.70

Total Collections Plus Reserve				$60,226,227.08

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$326,125.19	$326,125.19	$59,900,101.89	$0.00
2011-A Exchange Note Interest Payment	$326,876.40	$326,876.40	$59,573,225.49	$0.00
2011-A Exchange Note Principal Payment	$24,595,992.31	$24,595,992.31	$34,977,233.18	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$34,977,233.18	$0.00
Reserve Account Deposit	$31,562,446.70	$31,562,446.70	$3,414,786.48	$0.00
Shared Amounts	$0.00	$0.00	$3,414,786.48	$0.00
Remaining Funds Released to Borrowers	$3,414,786.48	$3,414,786.48	$0.00	$0.00
Total	$60,226,227.08	$60,226,227.08	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	25	Payment Date	July 15, 2013
Collection Period	June, 2013

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment				$326,876.40
2011-A Exchange Note Principal Payment				$24,595,992.31
Shortfall Payment (to cover Notes)				$0.00

Total				$24,922,868.71

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$24,922,868.71	$0.00
Administration Fee	$1,499.01	$1,499.01	$24,921,369.70	$0.00
Class A-1 Interest	$0.00	$0.00	$24,921,369.70	$0.00
Class A-2 Interest	$0.00	$0.00	$24,921,369.70	$0.00
Class A-3 Interest	$59,956.61	$59,956.61	$24,861,413.09	$0.00
Class A-4 Interest	$73,522.45	$73,522.45	$24,787,890.64	$0.00
Total Class A Interest	$133,479.06	$133,479.06		$0.00
Priority Principal Payment	$0.00	$0.00	$24,787,890.64
Class B Interest	$70,700.80	$70,700.80	$24,717,189.84	$0.00
Regular Principal Payment	$24,595,992.31	$24,595,992.31	$121,197.53	$0.00
Reserve Account Deposit	$0.00	$0.00	$121,197.53	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$121,197.53	$0.00
Remaining Funds to Holder of Residual Interest	$121,197.53	$121,197.53	$0.00	$0.00
Total	$24,922,868.71	$24,922,868.71	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,026,958.49
plus: Additional Advances				$676,024.01
minus: Advance Reimbursement Amounts				$(373,980.52)
End of Period Advance Balance				$2,329,001.98

Payaheads
Beginning of Period Payahead Balance				$1,106,596.33
plus: Additional Payaheads				$231,842.38
minus: Payahead Draws				$(564,598.96)
End of Period Payahead Balance				$773,839.75

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$31,562,446.70
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
Reserve Balance after Deposit from Exchange Note				$31,562,446.70
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$31,562,446.70

Memo: Required Reserve Amount				$31,562,446.70
Reserve Shortfall				$0.00

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	25	Payment Date	July 15, 2013
Collection Period	June, 2013

VII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	288	7,689	$5,365,743.84	$152,133,380.21
Standard Terminations	138	4,502	$2,106,714.37	$69,182,054.40
Total Retained	426	12,191	$7,472,458.21	$221,315,434.61

Returned Vehicles
Early Terminations	145	4,282	$2,521,399.64	$81,390,351.89
Standard Terminations	489	15,515	$7,719,680.88	$268,552,702.18
Total Returned	634	19,797	$10,241,080.52	$349,943,054.07

Charged Off Leases / Repossessed Vehicles	8	431	$160,801.10	$8,914,637.56
Removals by Servicer and Other	39	2,049	$552,946.67	$36,431,653.00
Total Terminations	1,107	34,468	$18,427,286.50	$616,604,779.24

Memo: 1) Removals of Leases Terminated in Prior Periods	1	5
2) Number of Leases Scheduled to Terminate	1,031	29,993	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			57.27%	57.44%
Early Termination Rate (Early Terminations / Total Terminations)			39.11%	34.73%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$8,270,870.81
plus: Payahead draws			$171,542.14
minus: Unreimbursed Advances			$(32,834.60)
minus: Securitization Value of Retained Vehicles			$(7,472,458.21)
Total	426	12,191	$937,120.14	$26,267,290.22
Gain (Loss) Per Retained Vehicle			$2,199.81	$2,154.65

Gain (Loss) on Returned Vehicles
Customer Payments			$558,300.31
plus: Net Auction Proceeds			$10,859,227.48
plus: Payahead Draws			$96,453.36
minus: Unreimbursed Advances			$(117,895.58)
minus: Securitization Value of Returned Vehicles			$(10,241,080.52)
Total	634	19,797	$1,155,005.05	$28,572,960.82
Gain (Loss) Per Returned Vehicle			$1,821.77	$1,443.30

Credit Gain (Loss) Charged Off / Repossessed Vehicles	8	431	$(45,268.87)	$(1,472,793.36)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(5,658.61)	$(3,417.15)

Gain (Loss) on Removals by Servicer and Other	39	2,049
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$195,927.30	$2,484,530.25

Total Gain (Loss)	1,107	34,468	$2,242,783.62	$55,851,987.93

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$10,859,227.48
plus: Excess Wear and Use and Excess Mileage Assessed			$332,448.16
minus: Residual Portion of Securitization Value			$(9,805,634.51)
Total	634	19,797	$1,386,041.13	$32,279,549.27
Residual Gain (Loss) Per Returned Vehicle			$2,186.18	$1,630.53

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	25	Payment Date	July 15, 2013
Collection Period	June, 2013

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer

*Lease Balance is calculated similar to Securitization Value, but present values, the base monthly payments and the contract lease end value at the contract lease factor, wihtout considering the base residual value or minimum discount rate.

** Weighted Vaerage is calculated based on Securitization Value